ADVISORY AGREEMENTS (Details)	Dec. 31, 2014
Aspect | Aspect Capital Limited
Advisory agreement
Management Fee Rate (as a percent)	1.50%
Performance Fee Rate (as a percent)	15.00%
Transtrend | Transtrend B.V.
Advisory agreement
Management Fee Rate (as a percent)	1.00%
Performance Fee Rate (as a percent)	22.50%
Winton | Winton Capital Management Limited
Advisory agreement
Management Fee Rate (as a percent)	1.50%
Performance Fee Rate (as a percent)	15.00%
BlueTrend | BlueCrest Capital Management LLP
Advisory agreement
Management Fee Rate (as a percent)	1.00%
Performance Fee Rate (as a percent)	25.00%
Lynx | Lynx Asset Management AB
Advisory agreement
Management Fee Rate (as a percent)	1.00%
Performance Fee Rate (as a percent)	20.00%